Cover	Jul. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43379
Entity Registrant Name	Securitize Corp.
Entity Central Index Key	0002094496
Entity Tax Identification Number	41-2455527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	646
Local Phone Number	918-5012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SECZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false